SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	231	—	—
Available-for-sale debt securities	—	—	281
Employee benefit plan assets	17	—	—

As of June 30, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	219	—	—
Available-for-sale debt securities	—	—	248
Employee benefit plan assets	17	—	—

Schedule of assets measured at fair value and lossess recognized

As of December 31, 2023		Fair Value Measurements at Reporting Date Using
		Significant
		Unobservable	Total
		Inputs	Loss for
Description	Fair Value	(Level 3)	the Year
Property and equipment	70	70	52
Operating lease right-of-use assets	309	309	228
Intangible assets	236	236	166
Long-term investment	113	113	66
Goodwill	—	—	4

As of June 30, 2024		Fair Value Measurements at Reporting Date Using
		Significant	Total
		Unobservable	Loss for
		Inputs	the Six Months
Description	Fair Value	(Level 3)	Ended
Property and equipment	13	13	22
Operating lease right-of-use assets	10	10	14